Disposal of Subsidiaries - Additional Information (Detail) - Shenzhen Hiwin System Limited [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Disposal of Subsidiaries [Line Items]
Percentage of Ownership (%)	100.00%
Total consideration	¥ 966,000